Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 6,586	$ 5,213	$ 12,220	$ 10,846
Other comprehensive income:
Change in net unrealized gain (loss) on available-for-sale securities	184	(5,018)	(2,986)	8,676
Change in net unrealized gain (loss) on available-for-sale securities, Income tax benefit (expense)	(39)	1,054	627	(1,822)
Less: reclassification adjustment for net (gain) loss included in net income	0	0	0	0
Less: reclassification adjustment for net (gain) loss included in net income, Income tax benefit (expense)	0	0	0	0
Less: reclassification adjustment for net (gain) loss for fair value hedge	1,663	6,752	6,986	731
Less: reclassification adjustment for net (gain) loss for fair value hedge, Income tax benefit (expense)	(349)	(1,417)	(1,467)	(153)
Less: net unrealized (gains) losses on securities transferred from available-for-sale to held-to-maturity	0	0	0	0
Net unrealized (gains) losses on securities transferred from available-for-sale to held-to-maturity, Income tax benefit (expense)	0	0	0	0
Unrealized gain (loss) on available-for-sale securities, net of tax	1,459	1,371	3,160	7,432
Reclassification of unrealized gain (loss) upon transfer of securities from available-for-sale to held-to-maturity	0	0	0	0
Reclassification of unrealized gain (loss) upon transfer of securities from available-for-sale to held-to-maturity, Income tax benefit (expense)	0	0	0	0
Amortization of net unrealized (gains) losses on securities transferred from available-for-sale to held-to-maturity	56	165	112	194
Amortization of net unrealized (gains) losses on securities transferred from available-for-sale to held-to-maturity, Income tax benefit (expense)	(12)	(35)	(24)	(41)
Unrealized loss on held to maturity securities, net of tax	44	130	88	153
Change in net unrealized gain (loss) on cash flow hedge	1,719	6,019	7,805	3,123
Change in net unrealized gain (loss) on cash flow hedge, Income tax benefit (expense)	(361)	(1,264)	(1,639)	(656)
Less: reclassification adjustment for net (gain) loss on cash flow hedge	0	0	0	0
Less: reclassification adjustment for net (gain) loss on cash flow hedge, Income tax benefit (expense)	0	0	0	0
Less: amortization of net unrealized (gains) losses included in net income	205	887	1,092	1,043
Less: amortization of net unrealized (gains) losses included in net income, Income tax benefit (expense)	(43)	(186)	(229)	(219)
Unrealized gain (loss) on cash flow hedge instruments, net of tax	1,520	5,456	7,029	3,291
Other comprehensive income (loss), net of tax	3,023	6,957	10,277	10,876
Comprehensive income (loss)	$ 9,609	$ 12,170	$ 22,497	$ 21,722